FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018	Jan. 01, 2018
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	$ 283,717
Transfers into Level 3		700
Transfers out of Level 3		(2,300)
Balance at the end of period	[1]	292,684
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	[1]	14,260
Balance at the end of period	[1]	14,100
Level 3 | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				$ 2,900
Reclassifications and remeasurements upon adoption of IFRS 9					$ 0
Balance at the beginning of the period		2,200	[2]	2,900
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	0		(300)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		(300)
Purchases		0		0
Sales		0		0
Issuances		500		700
Settlements		(800)		(800)
Transfers into Level 3		200		400
Transfers out of Level 3		(200)		(500)
Foreign currency translation		0		0
Balance at the end of period		1,900	[2]	2,400
Level 3 | Derivative financial liabilities | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				600
Balance at the beginning of the period		500	[2]	600
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	0		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		100		100
Settlements		(100)		0
Transfers into Level 3		100		100
Transfers out of Level 3		0		(100)
Foreign currency translation		0		0
Balance at the end of period		600	[2]	600
Level 3 | Derivative financial liabilities | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				2,000
Balance at the beginning of the period		1,400	[2]	2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	0		(300)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		(300)
Purchases		0		0
Sales		0		0
Issuances		400		600
Settlements		(600)		(700)
Transfers into Level 3		100		200
Transfers out of Level 3		(200)		(400)
Foreign currency translation		0		0
Balance at the end of period		1,000	[2]	1,400
Level 3 | Derivative financial liabilities | Other
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				300
Reclassifications and remeasurements upon adoption of IFRS 9					$ 0
Balance at the beginning of the period		300	[2]	300
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	(100)		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		0
Purchases		0		0
Sales		0		0
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		100
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period		300	[2]	400
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				11,200
Balance at the beginning of the period		11,000	[2]	11,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	600		600
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		400		500
Purchases		0		0
Sales		0		0
Issuances		4,300		3,400
Settlements		(2,800)		(2,500)
Transfers into Level 3		500		1,400
Transfers out of Level 3		(2,100)		(3,700)
Foreign currency translation		0		(100)
Balance at the end of period		11,400	[2]	10,300
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period, before IFRS 9 adoption				2,000
Balance at the beginning of the period		1,000	[2]	2,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	[3]	100		(700)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		(700)
Purchases		0		0
Sales		0		0
Issuances		300		500
Settlements		(800)		(700)
Transfers into Level 3		100		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period		$ 700	[2]	$ 1,100

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
Total Level 3 assets as of 30 June 2019 were USD 7.1 billion (31 December 2018: USD 7.8 billion). Total Level 3 liabilities as of 30 June 2019 were USD 14.1 billion (31 December 2018: USD 14.3 billion).

[3]	Net gains / losses included in comprehensive income are comprised of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income